Navigator Equity Hedged Fund

a Series of Northern Lights Fund Trust

Class	A	Shares	NAVAX
Class	C	Shares	NAVCX
Class	I	Shares	NAVIX

Supplement dated May 11, 2012 to Prospectus dated February 1, 2012

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Effective immediately, the adviser has expanded the allocation parameters for the Fund’s global equity sector allocation process and the number of positions held by the Fund.  The following portions of the prospectus are hereby revised as indicated.

FUND SUMMARY

Principal Investment Strategies:

Global Asset Allocation Process

The adviser determines global equity sector allocations using its proprietary quantitative relative strength research process.  The adviser's research process seeks an optimal asset allocation targeting equity ETF exposure in three areas.  The adviser has defined minimum and maximum allocation parameters in each area to seek to prevent the process from steering portfolio construction into an over-concentrated position.  The three areas are:

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U.S. equity markets by issuer capitalization and investment style (20%-80%)

•

U.S. equity markets by industry sectors and sub-sectors (5%-50%)

•

Foreign equity markets by region and country (10%-80%)

The adviser's proprietary research process is applied to rank investments within each of the three targeted market segments.  The issuer capitalization and investment style segment groups issuers by their relative market capitalization (e.g. small, mid or large) and by their investment style (e.g. growth or value).  Generally, growth refers to issuers with above-average profit or revenue growth, while value refers to issuers with above-average valuation as measured by price to earnings ratio.  The sector and sub-sector segment ranks investments in various subsets of the market that share similar characteristics. Securities in the top two relative strength quartiles are investment candidates subject to further research.  A representative ETF is selected for inclusion in the portfolio after it is reviewed for sufficient trading liquidity and its fit within overall portfolio diversification needs.  By selecting ETFs using this process, the adviser expects that the Fund will typically hold between 20 and 40 positions.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Principal Investment Strategies:

Global Asset Allocation Process

The adviser determines global equity sector allocations using its proprietary quantitative relative strength research process.  The adviser's research process seeks an optimal asset allocation targeting equity ETF exposure in three areas.  The adviser has defined minimum and maximum allocation parameters in each area to seek to prevent the process from steering portfolio construction into an over-concentrated position.  The three areas are:

•

U.S. equity markets by issuer capitalization and investment style (20%-80%)

•

U.S. equity markets by industry sectors and sub-sectors (5%-50%)

•

Foreign equity markets by region and country (10%-80%)

The adviser's proprietary research process is applied to rank investments within each of the three targeted market segments.  The issuer capitalization and investment style segment groups issuers by their relative market capitalization (e.g. small, mid or large) and by their investment style (e.g. growth or value).  Generally, growth refers to issuers with above-average profit or revenue growth, while value refers to issuers with above-average valuation as measured by price to earnings ratio.  The sector and sub-sector segment ranks investments in various subsets of the market that share similar characteristics. Securities in the top two relative strength quartiles are investment candidates subject to further research.  A representative ETF is selected for inclusion in the portfolio after it is reviewed for sufficient trading liquidity and its fit within overall portfolio diversification needs.  By selecting ETFs using this process, the adviser expects that the Fund will typically hold between 20 and 40 positions.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information each dated February 1, 2012, each of which provides information that you should know about the Fund before investing.  These documents are available upon request and without charge by calling the Fund toll-free at 1-877-766-2264.

Please retain this Supplement for future reference.